Revenue Recognition and Contracts with Customers	3 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition and Contracts with Customers
Note 3. Revenue Recognition and Contracts with Customers
Disaggregated Revenue
Net sales by region (determined based on country of shipment) and channel are as follows:

	Three Months Ended March 31, 2023				Three Months Ended March 31, 2022
	OEM	Aftermarket	Other	Total	OEM	Aftermarket	Other	Total
	(Dollars in millions)
United States	$123	$49	$1	$173	$102	$51	$—	$153
Europe	446	43	8	497	406	38	7	451
Asia	267	12	3	282	266	10	6	282
Other	12	6	—	18	9	6	—	15
	$848	$110	$12	$970	$783	$105	$13	$901
Contract Balances
The following table summarizes our contract assets and liabilities balances:

	2023	2022
	(Dollars in millions)
Contract assets—January 1	$46	$63
Contract assets—March 31	66	60
Change in contract assets—(Decrease)/Increase	$20	$(3)
Contract liabilities—January 1	$(8)	$(5)
Contract liabilities—March 31	(10)	(9)
Change in contract liabilities—(Increase)/Decrease	$(2)	$(4)